Loans Receivable, Net (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2014 payments loan	Dec. 31, 2013 loan
Receivables [Abstract]
Review period to request a new third party appraisal		24 months
Impaired financing receivable, average recorded investment	$ 41,555,434	$ 22,211,689	$ 33,574,855
TDRs included in impaired loans		$ 9,600,000.0	$ 12,400,000.0
Number of Contracts - Troubled Debt Restructurings	1	2	5
Number of Contracts - loans that had been previously restructured that were in default	6	7	5,000
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	4	1	1
Nonperforming Loans, Minimum Consecutive Payments		6